COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17.               COMMITMENTS AND CONTINGENCIES

The Company engages in commitments to originate loans in the ordinary course of business to meet customer financing needs.  Such commitments are generally made following the Company’s usual underwriting guidelines, represent off-balance sheet financial instruments and do not present more than a normal amount of risk.  The following table summarizes the notional amount of these commitments at September 30, 2011 and 2010.

	September 30,
	2011	2010
	(In Thousands)
Commitments to originate residential first and second mortgage loans	$70,545	$80,944
Commitments to originate commercial mortgage loans	21,744	22,901
Commitments to originate non-mortgage loans	19,436	11,378
Unused lines of credit	194,886	206,451

The Company is a defendant in legal actions arising from normal business activities.  Management, after consultation with counsel, believes that the resolution of these actions will not have any material adverse effect on the Company’s consolidated financial statements.